Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	May 31, 2013	May 31, 2012
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 182	$ 48
Accounts payable, consolidated variable interest entity without recourse	8,553	8,943
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	109,707	88,681
Income taxes payable, consolidated variable interest entity without recourse	16,315	8,979
Amounts due to related parties, consolidated variable interest entity without recourse	13	164
Deferred revenue, consolidated variable interest entity without recourse	327,443	266,814
Dividend payable, consolidated variable interest entity without recourse	0	0
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	1,836	112
Acquisition payable, consolidated variable interest entity without recourse	$ 4,518
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	156,695,987	158,379,387
Common stock, shares outstanding	156,695,987	158,379,387